Amount due from a joint venture	12 Months Ended
Dec. 31, 2021
Amount due from a joint venture
Amount due from a joint venture
17	Amount due from a joint venture
At December 31, 2020, amount due from a joint venture was unsecured, interest-free and repayable on demand. The amount of expected credit loss was considered insignificant as at December 31, 2020. The amount is fully impaired in December 31, 2021.